Goodwill and intangible assets - Goodwill Activity (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 15, 2020	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Beginning Balance			$ 169,051	$ 137,190
Addition from acquisitions				31,961
Relief of goodwill due to sale of TPO mortgage delivery channel				(100)
Ending Balance			242,561	$ 169,051
Farmers National
Goodwill
Addition from acquisitions		$ 6,319	6,319
Franklin
Goodwill
Addition from acquisitions	$ 67,191		$ 67,191